Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows Disclosure [Abstract]
Statements of detailed information of cash flow

	2020	2019

Changes in non-cash working capital:
Accounts receivable	$143,717	$58,488
Inventories	(376,908)	113,388
Supplies and prepaid expenses	(3,999)	3,612
Accounts payable and accrued liabilities	36,514	(53,477)
Reclamation payments	(17,640)	(32,390)
Other	25,399	6,857

Total	$(192,917)	$96,478

Reconciliation of liabilities arising from financing activities

	Long-term	Interest	Lease	Dividends	Share
	debt	payable	obligation	payable	capital	Total

Balance at January 1, 2020	$996,718	$3,030	$12,869	$-	$1,862,749	$2,875,366
Changes from financing cash flows:
Dividends paid	-	-	-	(31,638)	-	(31,638)
Interest paid	-	(65,280)	(267)	-	-	(65,547)
Lease principal payments	-	-	(3,716)	-	-	(3,716)
Shares issued, stock option plan	-	-	-	-	5,375	5,375
Repayment of long-term debt	(400,000)	-	-	-	-	(400,000)
Proceeds of long-term debt	397,539	-	-	-	-	397,539

Total cash changes	(2,461)	(65,280)	(3,983)	(31,638)	5,375	(97,987)

Non-cash changes:
Amortization of issue costs	1,284	-	-	-	-	1,284
Dividends declared	-	-	-	31,638	-	31,638
Interest expense	-	66,228	267	-	-	66,495
Right-of-use asset additions	-	-	2,221	-	-	2,221
Right-of-use asset cancellations	-	-	(2,165)	-	-	(2,165)
Joint operation lease obligations	-	-	(1,361)	-	-	(1,361)
Shares issued, stock option plan	-	-	-	-	1,586	1,586
Foreign exchange	-	-	103	-	-	103

Total non-cash changes	1,284	66,228	(935)	31,638	1,586	99,801

Balance at December 31, 2020	$995,541	$3,978	$7,951	$-	$1,869,710	$2,877,180